Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
Liability Awards	$21.7	$2.8	$(0.6)
Equity Awards	18.0	10.3	12.5
Total stock-based compensation expense	$39.7	$13.1	$11.9

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2019	23,744,816
Granted	(800,437)
Balance at 31 March 2020	22,944,379
Granted	(856,756)
Balance at 31 March 2021	22,087,623

Restricted Stock Unit Activity
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2019	910,386	1,148,022	2,203,100	4,261,508	14.47
Granted	24,006	273,258	503,173	800,437	18.08
Vested	(304,591)	(207,271)	(362,973)	(874,835)	16.21
Forfeited	(109,169)	(349,844)	(565,660)	(1,024,673)	15.21
Outstanding at 31 March 2020	520,632	864,165	1,777,640	3,162,437	14.64
Granted	371,806	190,376	294,574	856,756	26.56
Vested	(245,385)	(174,356)	(722,156)	(1,141,897)	13.03
Forfeited	(53,567)	(153,897)	(63,136)	(270,600)	17.05
Outstanding at 31 March 2021	593,486	726,288	1,286,922	2,606,696	19.01

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for RSU grants (market condition) valued:

Vesting Condition:	Market	Market	Market	Market	Market
	FY21	FY21	FY20	FY20	FY20
Date of grant[1]	15 Sep 2020	5 Nov 2020	25 Feb 2020	20 Sep 2019	9 Aug 2019
Dividend yield (per annum)	—%	1.3%	2.9%	3.1%	3.1%
Expected volatility	39.2%	40.1%	26.6%	26.6%	27.8%
Risk free interest rate	0.2%	0.2%	1.2%	1.6%	1.6%
Expected life in years	2.9	2.8	2.5	2.9	2.0
JHX stock price at grant date (A$)	30.33	37.24	29.54	24.69	21.68
Number of restricted stock units	167,491	127,083	6,676	477,979	18,518

Cash Settled Units Activity	The following represents the activity related to the CSUs:

	FY21	FY20
Granted	571,132	791,217
Vested	377,506	129,549
Cancelled	607,253	328,935